Other financial information	6 Months Ended
Jun. 30, 2023
Other financial information
Other financial information

Note 6.    Other financial information

6.1Commitments related to operational activities

Obligations under the terms of subcontracting agreements

In the ordinary course of its business, the Company enters into agreements with CROs for clinical trials, as well as with contract manufacturing organizations (“CMOs”) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Company’s agreements generally provide for termination with specified periods of advance notice.

Such agreements are generally cancellable contracts and are not included in the description of the Company’s contractual obligations and commitments.

Commitments given and received

Six months ended June 30, 2023
In thousands of euros	Total
CRO[1]	181,372
CMO	5,176
Lease	9,648
Others	27,007
Total commitments given	223,202
Agreements concerning the provision of facilities	228
Total commitments received	228
[1]	Including CRO with Pharmaceutical Research Associates B.V.

Contract CRO with Pharmaceutical Research Associates B.V.

In April 2021, in connection with the NATiV3 Phase III trial in NASH, the Company entered into an agreement, with retroactive effect in January 2021, with PRA, acting as a CRO. The contract aims to support the regulatory approval of the product in adult patients in Europe and in the United States. Following amendments to the agreement on February 1, 2022, April 12, 2022, and June 26, 2023, mainly concerning the NATiV3 trial, the commitment to PRA amounts to 207.0 million euros, with a bonus or malus capped at 2.4 million euro.

The Company also entered into a CRO agreement with PRA in connection with the LEGEND Phase IIa clinical trial, effective January 14, 2022. Under the terms of the agreement, PRA will conduct a clinical trial to evaluate the benefit for patients of the combination of lanifibranor with empagliflozin, an SGLT2 inhibitor, in patients with T2D and non-cirrhotic NASH. The commitment to PRA under this agreement amounts to an aggregate of €8.8 million.

On June 26, 2023, in connection with the NATiV3 Phase III trial in NASH, the Company entered into a new amendment to the April 2021 agreement with retroactive effect in January 2021 with PRA, which amends provisions relating to study information following changes to the trial protocol. The commitment to PRA amounts to €207.0 million over the next 7 years, with a bonus or malus capped at €2.4 million, amended from the previous commitment to PRA, which amounted to €223.8 million, with a bonus or malus capped at €3.4 million.

As of June 30, 2023, the amount remaining to be paid under the contract is €156.4 million.

6.2.Related-party transactions

On May 25, 2023, The Board of Directors authorized, and the Shareholders’ Meeting approved the decision to grant to Frédéric Cren, as chief executive officer and chairman of the board, and Pierre Broqua, as deputy chief executive officer and director of the Company, severance payment in case of revocation or non-renewal of their mandates or due to a of change of control (excluding revocation or non-renewal for serious misconduct). The amount of the severance payment is capped at 200% of such individual’s salary for the preceding twelve-month period and is subject to performance conditions.

These commitments aim to secure the interests of the Company through predefined departure conditions. As of June 30, 2023 no severance payment had accrued.

No other new material transactions were entered into with related parties of the Company during the first half of 2023.

6.3Financial risk management

Through its business activities, the Company is exposed to various types of financial risk: foreign exchange risk, credit risk and liquidity risk.

There have been no significant changes in the financial risks other than those described in the financial statements prepared in accordance with IFRS for the year ended December 31, 2022. The updated risks regarding liquidity are described in the note 3.4 “Going Concern”.

6.4Events after the reporting date

Lanifibranor

On July 27, 2023, the Company announced positive effects of changes in the clinical development of lanifibranor. Recruitment for our pivotal Phase III trial NATiV3 of lanifibranor in non-cirrhotic NASH continues with 389 sites activated in 23 countries, as of July 27, 2023. The previously announced revised study design which limits the duration of the trial to 120 weeks instead of up to 7 years, reduces the number of biopsies from three to two, and includes a 48-week active treatment extension study, has been approved in 16 countries and approximately 70% of activated sites are currently operating under the revised design. This new patient friendly design is improving the patient enrollment rate which has doubled since implementation in sites where the revised design has been in place for more than 3 months. In addition, the screen failure rate has been improving since September 2022.

Capital increase and issuance of royalty certificates

On August 31, 2023, the Company announced a financing of approximately €35.7 million (gross) consisting of two transactions: (i) the August 2023 Share Issuance consisting of the issuance of 9,618,638 newly-issued ordinary shares with a nominal value of €0.01 per share, at a subscription price of €3.18 per share and aggregate gross proceeds of €30.6 million and (ii) the Royalty Certificate Issuance for an amount of €5.1 million.

The price of the new shares was decided by the Board of Directors on August 30, 2023, under the authority granted by the sixth resolution of the General Shareholders’ Meeting of January 25, 2023, and is equal to the weighted average of the prices quoted for the last ten trading sessions on the Euronext Paris regulated market, calculated from the day before the price was set (i. i.e. August 29, 28, 25, 24, 23, 22, 21, 18, 17 and 16, 2023, i.e. €3.34), less a discount of around 5%, i.e. €3.18.

The price of the new shares represents a discount of 0.22% to the volume-weighted average price of the Company’s shares during the trading session preceding the setting of the €3.19 issue price.

Settlement and delivery of the new shares took place on September 5, 2023.

The royalty certificates issued pursuant to a decision by the Board of Directors on August 30, 2023, in accordance with the provisions of article L. 228-36-A of the French Commercial Code, to certain investors who participated in the capital increase and grant holders the right to receive annual royalties equivalent to 2% of future net sales of lanifibranor, if any, beginning in the fiscal year following the start of the sales of the Product following the granting of the market authorization (Autorisation de mise sur le marché) for the Product in (i) the United States or (ii) the countries of the European Union or (iii) the United Kingdom, whichever occurs first, capped at €92.1 million. The Company intends to use the proceeds primarily to fund the Phase III evaluation of lanifibranor for NASH treatment. These certificates do not provide additional financial rights beyond royalties and do not apply to products other than lanifibranor. They have a 15-year term and do not provide for an accelerated repayment in case of change of control. The Company may at any time repurchase in full the royalty certificates by paying an amount equal to (i) the global cap of €92.1 million minus any royalties paid prior to such repurchase or (ii) a price to be agreed between the Company and the holders of the royalty certificates. Settlement of the August 2023 Share Issuance and Royalty Certificate Issuance occurred on September 5, 2023. The certificates will not be listed on any stock exchange.

Licensing agreement with Hepalys

On September 20, 2023; the Company and Hepalys Pharma, Inc. announced exclusive licensing agreement to develop and commercialize lanifibranor in Japan and South Korea.

Hepalys Pharma, Inc. is a new company created by Catalys Pacific, incorporated in Japan. In parallel of the incorporation of Hepalys Pharma, the Company has the option to acquire 30% of the shares of Hepalys Pharma that can be exercised within the 30 days of the effective date of the licensing agreement. In addition, under the terms of this agreement, the Company has the option to acquire the outstanding shares of Hepalys Pharma at a pre-agreed multiple of post-money valuation under certain conditions and has a right of first refusal if Hepalys Pharma, Inc. receives an offer to sell the license and rights related to lanifibranor.

Under the terms of this licensing agreement, the Company will receive a $10 million upfront payment from Hepalys Pharma and will be eligible to receive up to $231 million in milestone payments if certain clinical, regulatory and commercial conditions are met. Subject to regulatory approval, the Company has the right to receive tiered royalties from mid double digits to low twenties based on net sales of lanifibranor in Japan and South Korea.

This agreement is expected to accelerate the time to market of lanifibranor in Japan and South Korea if regulatory approvals are obtained. According to external publications, both countries are major markets, with up to 2.7% of and up to 5.2% of Japanese and South Koreans, respectively, suffering from NASH, including about 15% of South Korean patients with significant fibrosis. Hepalys Pharma, Inc. is expected to start the clinical development of lanifibranor by conducting two phase I studies in Japanese patients and healthy volunteers. It is anticipated that these studies would support, if positive, the initiation of a dedicated pivotal trial in Japanese and Korean patients with NASH, which is planned to start once the results of NATiV3, the pivotal phase III trial currently conducted by the Company, are available. Hepalys Pharma, Inc. will be responsible for conducting and financing all development trials in Japan and South Korea needed to file for a new drug application in these territories.